FI - Roll-forward of assets measured at fair value on recurring basis (Details 4) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Assets measured at fair value on a recurring basis for level 3
Retained Earnings (Accumulated Deficit)	SFr 32,715	SFr 32,715		SFr 32,582	SFr 32,834
Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		101	SFr 1
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		64	173
Sales, assets		(86)	(1)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		5	(3)
Balance at end of period, assets	84	84	170
Recurring basis | Securities received as collateral | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		0	0
Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		7,535	7,885
Transfers in, assets		594	2,489
Transfers out, assets		(1,635)	(1,502)
Purchases, assets		2,472	4,272
Sales, assets		(2,976)	(4,657)
Issuances, assets		508	1,290
Settlements, assets		(1,119)	(1,625)
Gain (loss) on transfers in/out included in trading revenues, assets		39	169
Gain (loss) on all other activity included in trading revenues, assets		140	796
Gain (loss) on transfers in/out included in other revenues, assets		0	(1)
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		380	(319)
Balance at end of period, assets	5,938	5,938	8,797
Recurring basis | Trading assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		128	1,076
Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		2,253	1,923
Transfers in, assets		296	1,654
Transfers out, assets		(736)	(708)
Purchases, assets		1,859	2,527
Sales, assets		(2,285)	(2,000)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(7)	59
Gain (loss) on all other activity included in trading revenues, assets		138	(122)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		137	(135)
Balance at end of period, assets	1,655	1,655	3,198
Recurring basis | Trading assets | Debt securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		103	(19)
Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,270	1,128
Transfers in, assets		137	559
Transfers out, assets		(176)	(564)
Purchases, assets		1,403	1,718
Sales, assets		(1,913)	(1,230)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(5)	67
Gain (loss) on all other activity included in trading revenues, assets		95	42
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		78	(78)
Balance at end of period, assets	889	889	1,642
Recurring basis | Trading assets | Debt securities | Corporate debt securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		99	96
Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets			317
Transfers in, assets			902
Transfers out, assets			(70)
Purchases, assets			557
Sales, assets			(525)
Issuances, assets			0
Settlements, assets			0
Gain (loss) on transfers in/out included in trading revenues, assets			(4)
Gain (loss) on all other activity included in trading revenues, assets			(70)
Gain (loss) on transfers in/out included in other revenues, assets			0
Gain (loss) on all other activity included in other revenues, assets			0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets			0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets			0
Foreign currency translation impact, assets			(5)
Balance at end of period, assets			1,102
Recurring basis | Trading assets | Debt securities | RMBS | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses			(55)
Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		3,911	3,534
Transfers in, assets		179	719
Transfers out, assets		(856)	(629)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		508	1,290
Settlements, assets		(1,033)	(1,606)
Gain (loss) on transfers in/out included in trading revenues, assets		29	111
Gain (loss) on all other activity included in trading revenues, assets		(30)	834
Gain (loss) on transfers in/out included in other revenues, assets		0	(1)
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		175	(151)
Balance at end of period, assets	2,883	2,883	4,101
Recurring basis | Trading assets | Derivative instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		72	999
Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		733
Transfers in, assets		59
Transfers out, assets		(81)
Purchases, assets		0
Sales, assets		0
Issuances, assets		114
Settlements, assets		(59)
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		18
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		21
Balance at end of period, assets	805	805
Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		54
Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets			1,040
Transfers in, assets			220
Transfers out, assets			(240)
Purchases, assets			0
Sales, assets			0
Issuances, assets			345
Settlements, assets			(597)
Gain (loss) on transfers in/out included in trading revenues, assets			35
Gain (loss) on all other activity included in trading revenues, assets			345
Gain (loss) on transfers in/out included in other revenues, assets			0
Gain (loss) on all other activity included in other revenues, assets			0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets			0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets			0
Foreign currency translation impact, assets			(81)
Balance at end of period, assets			1,067
Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses			361
Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets			879
Transfers in, assets			379
Transfers out, assets			(305)
Purchases, assets			0
Sales, assets			0
Issuances, assets			700
Settlements, assets			(771)
Gain (loss) on transfers in/out included in trading revenues, assets			100
Gain (loss) on all other activity included in trading revenues, assets			211
Gain (loss) on transfers in/out included in other revenues, assets			0
Gain (loss) on all other activity included in other revenues, assets			0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets			0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets			0
Foreign currency translation impact, assets			(21)
Balance at end of period, assets			1,172
Recurring basis | Trading assets | Derivative instruments | Credit derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses			325
Recurring basis | Trading assets | Derivative instruments | Other derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,079	909
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		153	155
Settlements, assets		(157)	(165)
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(55)	207
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		53	(21)
Balance at end of period, assets	1,073	1,073	1,085
Recurring basis | Trading assets | Derivative instruments | Other derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(60)	210
Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,247	2,231
Transfers in, assets		22	100
Transfers out, assets		(32)	(144)
Purchases, assets		493	1,707
Sales, assets		(617)	(2,639)
Issuances, assets		0	0
Settlements, assets		(86)	(19)
Gain (loss) on transfers in/out included in trading revenues, assets		10	(1)
Gain (loss) on all other activity included in trading revenues, assets		21	151
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		60	(30)
Balance at end of period, assets	1,118	1,118	1,356
Recurring basis | Trading assets | Other | Other derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(47)	11
Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		3,054	2,523
Transfers in, assets		3	2
Transfers out, assets		(753)	0
Purchases, assets		20	371
Sales, assets		(473)	(107)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(17)	95
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		318	(19)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		79	(26)
Balance at end of period, assets	2,231	2,231	2,839
Recurring basis | Other investments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		43	38
Recurring basis | Other investments | Other equity investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		2,132	1,463
Transfers in, assets		0	1
Transfers out, assets		(753)	0
Purchases, assets		3	354
Sales, assets		(375)	(19)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(6)	(11)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		318	(18)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		34	(5)
Balance at end of period, assets	1,353	1,353	1,765
Recurring basis | Other investments | Other equity investments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		52	(35)
Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		920	1,052
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		17	17
Sales, assets		(94)	(88)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(11)	106
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		45	(21)
Balance at end of period, assets	877	877	1,066
Recurring basis | Other investments | Life finance instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		18	74
Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		3,669	3,835
Transfers in, assets		22	641
Transfers out, assets		(533)	(375)
Purchases, assets		357	90
Sales, assets		(73)	(479)
Issuances, assets		162	742
Settlements, assets		(946)	(569)
Gain (loss) on transfers in/out included in trading revenues, assets		8	38
Gain (loss) on all other activity included in trading revenues, assets		85	(336)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		1	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		176	(74)
Balance at end of period, assets	2,928	2,928	3,513
Recurring basis | Loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		25	(296)
Recurring basis | Commercial and industrial loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,347	1,401
Transfers in, assets		22	390
Transfers out, assets		(12)	(137)
Purchases, assets		10	45
Sales, assets		(31)	(282)
Issuances, assets		119	447
Settlements, assets		(184)	(173)
Gain (loss) on transfers in/out included in trading revenues, assets		14	3
Gain (loss) on all other activity included in trading revenues, assets		57	(194)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		1	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		68	(27)
Balance at end of period, assets	1,411	1,411	1,473
Recurring basis | Commercial and industrial loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		36	(205)
Recurring basis | Financial institutions loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,082	1,201
Transfers in, assets		0	44
Transfers out, assets		(222)	(94)
Purchases, assets		0	0
Sales, assets		(42)	(32)
Issuances, assets		32	275
Settlements, assets		(296)	(211)
Gain (loss) on transfers in/out included in trading revenues, assets		3	13
Gain (loss) on all other activity included in trading revenues, assets		40	(70)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		46	(26)
Balance at end of period, assets	643	643	1,100
Recurring basis | Financial institutions loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		4	(77)
Recurring basis | Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		180	244
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		22	0
Sales, assets		0	0
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(22)	(31)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		9	(4)
Balance at end of period, assets	189	189	209
Recurring basis | Other intangible assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(22)	(31)
Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,825	1,846
Transfers in, assets		164	1,432
Transfers out, assets		(451)	(383)
Purchases, assets		2,500	2,400
Sales, assets		(2,176)	(2,260)
Issuances, assets		77	282
Settlements, assets		(573)	(543)
Gain (loss) on transfers in/out included in trading revenues, assets		13	16
Gain (loss) on all other activity included in trading revenues, assets		(42)	(60)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		99	(149)
Balance at end of period, assets	1,436	1,436	2,581
Recurring basis | Other assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(76)	(6)
Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,576	1,619
Transfers in, assets		164	1,409
Transfers out, assets		(409)	(339)
Purchases, assets		2,469	2,373
Sales, assets		(2,137)	(2,259)
Issuances, assets		77	282
Settlements, assets		(571)	(543)
Gain (loss) on transfers in/out included in trading revenues, assets		11	(8)
Gain (loss) on all other activity included in trading revenues, assets		19	(87)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		88	(143)
Balance at end of period, assets	1,287	1,287	2,304
Recurring basis | Other assets - of which loans held-for-sale | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(41)	(87)
Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		16,364	16,334
Transfers in, assets	385	783	4,564
Transfers out, assets	(1,611)	(3,372)	(2,260)
Purchases, assets		5,435	7,306
Sales, assets		(5,784)	(7,504)
Issuances, assets		747	2,314
Settlements, assets		(2,638)	(2,737)
Gain (loss) on transfers in/out included in trading revenues, assets		60	223
Gain (loss) on all other activity included in trading revenues, assets		166	495
Gain (loss) on transfers in/out included in other revenues, assets		0	(1)
Gain (loss) on all other activity included in other revenues, assets		297	(50)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		748	(575)
Balance at end of period, assets	12,806	12,806	18,109
Recurring basis | Assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		98	781
Nonrecurring basis | Accounting Standards Update 2019-05 [Member] | Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Assets measured at fair value on a recurring basis for level 3
Retained Earnings (Accumulated Deficit)						SFr 118
Bank
Assets measured at fair value on a recurring basis for level 3
Retained Earnings (Accumulated Deficit)	15,973	15,973			SFr 15,871
Bank | Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		101	1
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		64	173
Sales, assets		(86)	(1)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		5	(3)
Balance at end of period, assets	84	84	170
Bank | Recurring basis | Securities received as collateral | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		0	0
Bank | Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		7,535	7,885
Transfers in, assets		594	2,489
Transfers out, assets		(1,635)	(1,502)
Purchases, assets		2,472	4,272
Sales, assets		(2,976)	(4,657)
Issuances, assets		508	1,290
Settlements, assets		(1,119)	(1,625)
Gain (loss) on transfers in/out included in trading revenues, assets		39	169
Gain (loss) on all other activity included in trading revenues, assets		140	796
Gain (loss) on transfers in/out included in other revenues, assets		0	(1)
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		380	(319)
Balance at end of period, assets	5,938	5,938	8,797
Bank | Recurring basis | Trading assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		128	1,076
Bank | Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		2,253	1,923
Transfers in, assets		296	1,654
Transfers out, assets		(736)	(708)
Purchases, assets		1,859	2,527
Sales, assets		(2,285)	(2,000)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(7)	59
Gain (loss) on all other activity included in trading revenues, assets		138	(122)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		137	(135)
Balance at end of period, assets	1,655	1,655	3,198
Bank | Recurring basis | Trading assets | Debt securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		103	(19)
Bank | Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,270	1,128
Transfers in, assets		137	559
Transfers out, assets		(176)	(564)
Purchases, assets		1,403	1,718
Sales, assets		(1,913)	(1,230)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(5)	67
Gain (loss) on all other activity included in trading revenues, assets		95	42
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		78	(78)
Balance at end of period, assets	889	889	1,642
Bank | Recurring basis | Trading assets | Debt securities | Corporate debt securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		99	96
Bank | Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets			317
Transfers in, assets			902
Transfers out, assets			(70)
Purchases, assets			557
Sales, assets			(525)
Issuances, assets			0
Settlements, assets			0
Gain (loss) on transfers in/out included in trading revenues, assets			(4)
Gain (loss) on all other activity included in trading revenues, assets			(70)
Gain (loss) on transfers in/out included in other revenues, assets			0
Gain (loss) on all other activity included in other revenues, assets			0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets			0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets			0
Foreign currency translation impact, assets			(5)
Balance at end of period, assets			1,102
Bank | Recurring basis | Trading assets | Debt securities | RMBS | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses			(55)
Bank | Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		3,911	3,534
Transfers in, assets		179	719
Transfers out, assets		(856)	(629)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		508	1,290
Settlements, assets		(1,033)	(1,606)
Gain (loss) on transfers in/out included in trading revenues, assets		29	111
Gain (loss) on all other activity included in trading revenues, assets		(30)	834
Gain (loss) on transfers in/out included in other revenues, assets		0	(1)
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		175	(151)
Balance at end of period, assets	2,883	2,883	4,101
Bank | Recurring basis | Trading assets | Derivative instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		72	999
Bank | Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		733
Transfers in, assets		59
Transfers out, assets		(81)
Purchases, assets		0
Sales, assets		0
Issuances, assets		114
Settlements, assets		(59)
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		18
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		21
Balance at end of period, assets	805	805
Bank | Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		54
Bank | Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets			1,040
Transfers in, assets			220
Transfers out, assets			(240)
Purchases, assets			0
Sales, assets			0
Issuances, assets			345
Settlements, assets			(597)
Gain (loss) on transfers in/out included in trading revenues, assets			35
Gain (loss) on all other activity included in trading revenues, assets			345
Gain (loss) on transfers in/out included in other revenues, assets			0
Gain (loss) on all other activity included in other revenues, assets			0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets			0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets			0
Foreign currency translation impact, assets			(81)
Balance at end of period, assets			1,067
Bank | Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses			361
Bank | Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets			879
Transfers in, assets			379
Transfers out, assets			(305)
Purchases, assets			0
Sales, assets			0
Issuances, assets			700
Settlements, assets			(771)
Gain (loss) on transfers in/out included in trading revenues, assets			100
Gain (loss) on all other activity included in trading revenues, assets			211
Gain (loss) on transfers in/out included in other revenues, assets			0
Gain (loss) on all other activity included in other revenues, assets			0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets			0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets			0
Foreign currency translation impact, assets			(21)
Balance at end of period, assets			1,172
Bank | Recurring basis | Trading assets | Derivative instruments | Credit derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses			325
Bank | Recurring basis | Trading assets | Derivative instruments | Other derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,079	909
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		153	155
Settlements, assets		(157)	(165)
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(55)	207
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		53	(21)
Balance at end of period, assets	1,073	1,073	1,085
Bank | Recurring basis | Trading assets | Derivative instruments | Other derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(60)	210
Bank | Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,247	2,231
Transfers in, assets		22	100
Transfers out, assets		(32)	(144)
Purchases, assets		493	1,707
Sales, assets		(617)	(2,639)
Issuances, assets		0	0
Settlements, assets		(86)	(19)
Gain (loss) on transfers in/out included in trading revenues, assets		10	(1)
Gain (loss) on all other activity included in trading revenues, assets		21	151
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		60	(30)
Balance at end of period, assets	1,118	1,118	1,356
Bank | Recurring basis | Trading assets | Other | Other derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(47)	11
Bank | Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		3,054	2,523
Transfers in, assets		3	2
Transfers out, assets		(753)	0
Purchases, assets		20	371
Sales, assets		(473)	(107)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(17)	95
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		318	(19)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		79	(26)
Balance at end of period, assets	2,231	2,231	2,839
Bank | Recurring basis | Other investments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		46	38
Bank | Recurring basis | Other investments | Other equity investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		2,132	1,463
Transfers in, assets		0	1
Transfers out, assets		(753)	0
Purchases, assets		3	354
Sales, assets		(375)	(19)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(6)	(11)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		318	(18)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		34	(5)
Balance at end of period, assets	1,353	1,353	1,765
Bank | Recurring basis | Other investments | Other equity investments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		55	(35)
Bank | Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		920	1,052
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		17	17
Sales, assets		(94)	(88)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(11)	106
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		45	(21)
Balance at end of period, assets	877	877	1,066
Bank | Recurring basis | Other investments | Life finance instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		18	74
Bank | Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		3,669	3,835
Transfers in, assets		22	641
Transfers out, assets		(533)	(375)
Purchases, assets		357	90
Sales, assets		(73)	(479)
Issuances, assets		162	742
Settlements, assets		(946)	(569)
Gain (loss) on transfers in/out included in trading revenues, assets		8	38
Gain (loss) on all other activity included in trading revenues, assets		85	(336)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		1	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		176	(74)
Balance at end of period, assets	2,928	2,928	3,513
Bank | Recurring basis | Loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		25	(296)
Bank | Recurring basis | Commercial and industrial loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,347	1,402
Transfers in, assets		22	390
Transfers out, assets		(12)	(137)
Purchases, assets		10	45
Sales, assets		(31)	(282)
Issuances, assets		119	447
Settlements, assets		(184)	(173)
Gain (loss) on transfers in/out included in trading revenues, assets		14	3
Gain (loss) on all other activity included in trading revenues, assets		57	(194)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		1	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		68	(28)
Balance at end of period, assets	1,411	1,411	1,473
Bank | Recurring basis | Commercial and industrial loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		36	(205)
Bank | Recurring basis | Financial institutions loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,082	1,201
Transfers in, assets		0	44
Transfers out, assets		(222)	(94)
Purchases, assets		0	0
Sales, assets		(42)	(32)
Issuances, assets		32	275
Settlements, assets		(296)	(211)
Gain (loss) on transfers in/out included in trading revenues, assets		3	13
Gain (loss) on all other activity included in trading revenues, assets		40	(70)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		46	(26)
Balance at end of period, assets	643	643	1,100
Bank | Recurring basis | Financial institutions loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		4	(77)
Bank | Recurring basis | Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		180	244
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		22	0
Sales, assets		0	0
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(22)	(31)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		9	(4)
Balance at end of period, assets	189	189	209
Bank | Recurring basis | Other intangible assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(22)	(31)
Bank | Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,825	1,846
Transfers in, assets		164	1,432
Transfers out, assets		(451)	(383)
Purchases, assets		2,500	2,400
Sales, assets		(2,176)	(2,260)
Issuances, assets		77	282
Settlements, assets		(573)	(543)
Gain (loss) on transfers in/out included in trading revenues, assets		13	16
Gain (loss) on all other activity included in trading revenues, assets		(42)	(60)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		99	(149)
Balance at end of period, assets	1,436	1,436	2,581
Bank | Recurring basis | Other assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(76)	(6)
Bank | Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,576	1,619
Transfers in, assets		164	1,409
Transfers out, assets		(409)	(339)
Purchases, assets		2,469	2,373
Sales, assets		(2,137)	(2,259)
Issuances, assets		77	282
Settlements, assets		(571)	(543)
Gain (loss) on transfers in/out included in trading revenues, assets		11	(8)
Gain (loss) on all other activity included in trading revenues, assets		19	(87)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		88	(143)
Balance at end of period, assets	1,287	1,287	2,304
Bank | Recurring basis | Other assets - of which loans held-for-sale | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(41)	(87)
Bank | Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		16,364	16,334
Transfers in, assets		783	4,564
Transfers out, assets		(3,372)	(2,260)
Purchases, assets		5,435	7,306
Sales, assets		(5,784)	(7,504)
Issuances, assets		747	2,314
Settlements, assets		(2,638)	(2,737)
Gain (loss) on transfers in/out included in trading revenues, assets		60	223
Gain (loss) on all other activity included in trading revenues, assets		166	495
Gain (loss) on transfers in/out included in other revenues, assets		0	(1)
Gain (loss) on all other activity included in other revenues, assets		297	(50)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		748	(575)
Balance at end of period, assets	SFr 12,806	12,806	18,109
Bank | Recurring basis | Assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		SFr 101	SFr 781
Bank | Nonrecurring basis | Accounting Standards Update 2019-05 [Member] | Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Assets measured at fair value on a recurring basis for level 3
Retained Earnings (Accumulated Deficit)						SFr 119